Stockholders' Equity (Deficit) - March 2024 Securities Purchase Agreement (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2024	Mar. 04, 2024	Jan. 12, 2024	Nov. 09, 2023	Oct. 02, 2023	Sep. 07, 2023	Feb. 27, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)				207,448
Exercise price (in dollars per share)			$ 13.44	$ 28
Warrant term (years)		5 years	5 years					5 years	5 years		5 years
Aggregate cost	$ 2,800	$ 4,000	$ 4,000		$ 4,000	$ 5,000	$ 10,000
Agent fees and other offering costs	300	500	400		400	400	700		$ 1,137	$ 1,135	$ 2,048	$ 0
Proceeds from issuance of warrants	$ 2,400	$ 3,500	$ 3,600	$ 6,500	$ 3,600	$ 4,600	$ 9,300
Equity related to warrants								$ 2,443
March Pre-Funded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)		236,020
Exercise price (in dollars per share)		$ 0.00001
Equity related to warrants		$ 100
March Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)		330,306
Exercise price (in dollars per share)		$ 10.36
Warrant term (years)		5 years
January Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)			263,358
Warrant term (years)			5 years
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold (in shares)		94,286	64,286		20,715	15,000
Purchase price (in dollars per share)	$ 7.7	$ 12.22	$ 15.26		$ 28	$ 104.02
Number of warrants exercised on net basis (in shares)	714,286
Exercise price (in dollars per share)								$ 8,050	$ 8,050		$ 8,050